Income Taxes (Reconciliation Of Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax provision computed at the federal statutory income tax rate					$ 65,212	$ 76,134	$ 64,579
State and local income taxes, net of federal tax benefits					3,587	3,790	2,727
Nondeductible lobbying					865	882	1,039
Foreign tax rate difference					2,027	587	442
Investment in Subsidiaries					(9,338)	0	0
Change in deferred tax valuation allowance					21,846	0	0
Other					457	967	482
Total provision	$ (28,013)	$ 25,116	$ 12,727	$ 67,487	$ 84,656	$ 82,360	$ 69,269
Effective tax rate	(154.10%)		9.90%		45.40%	37.90%	37.50%